SIGNIFICANT ACCOUNTING POLICIES - Schedule of Impairment of Long-Lived Assets Held and Used (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Impaired Long-Lived Assets Held and Used
Carrying value (in 2015)	$ 1,730,648	$ 1,501,170
Golar Winter
Impaired Long-Lived Assets Held and Used
Market value (in 2015)	187,000
Carrying value (in 2015)	236,700
NR Satu
Impaired Long-Lived Assets Held and Used
Market value (in 2015)	163,500
Carrying value (in 2015)	205,200
Golar Maria
Impaired Long-Lived Assets Held and Used
Market value (in 2015)	135,000
Carrying value (in 2015)	197,500
Golar Mazo
Impaired Long-Lived Assets Held and Used
Market value (in 2015)	119,000
Carrying value (in 2015)	$ 147,800